Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	COUNTRY MUTUAL FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001157756
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 28, 2011
COUNTRY Growth Fund (Prospectus Summary) | COUNTRY Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CGRAX
COUNTRY Growth Fund (Prospectus Summary) | COUNTRY Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CTYGX
COUNTRY Bond Fund (Prospectus Summary) | COUNTRY Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CTLAX
COUNTRY Bond Fund (Prospectus Summary) | COUNTRY Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CTYLX

COUNTRY Growth Fund (Prospectus Summary) | COUNTRY Growth Fund
Growth Fund
Investment Objectives
The Growth Fund (the "Fund") seeks growth of capital and dividend income, if any, will be incidental to this objective.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the

Class A Shares of the COUNTRY Mutual Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Description of Classes" on page 15 of the Fund's prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees COUNTRY Growth Fund (USD $)	Class A		Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none		none
Redemption Fees	none		none
Exchange Fee (by telephone)	5		5
[1]	You pay a deferred sales charge of up to 1.00% on certain redemptions of Class A shares made within 18 months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses COUNTRY Growth Fund		Class A	Class Y
Management Fees		0.75%	0.75%
Distribution and/or Service (Rule 12b-1) Fees		0.07%	0.07%
Shareholder Servicing Fee		none	none
Other Expenses		0.37%	0.37%
Total Annual Fund Operating Expenses		1.19%	1.19%
Fee Waiver/Expense Reimbursement	[1]	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.18%	1.18%
[1]	The Custodian has contractually agreed to waive all custody fees through October 31, 2012.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for the fee waiver in effect for the first year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example COUNTRY Growth Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	664	906	1,167	1,913
Class Y	120	377	653	1,442

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was

27.45% of the average value of its portfolio.

Principal Investment Strategy
Under normal conditions, the Fund invests at least 80% of its assets in common stocks of well-established, large-capitalization companies (which generally have

 $5 billion of market value or more) that are determined to have above average long-term growth potential. In selecting stocks, the portfolio managers identify factors, both on company-specific and macroeconomic levels, which can provide opportunities for certain firms or industries to achieve above average growth in earnings. Other considerations in stock selection include opportunities for growth in sales, revenues, and cash flow, manageability of debt levels and capital structure, corporate profitability, and competitive position relative to other companies. Additionally, the stock must fit into the existing portfolio scheme and contribute to the overall diversification of the portfolio. This is a growth-oriented strategy. Current income is not a significant factor in stock selection.

The Fund may invest up to 20% of its assets in fixed-income securities of any maturity when the portfolio managers believe the risk/reward characteristics of such issues warrant such action. The fixed-income securities will be rated at the time of purchase within the four highest grades assigned by independent ratings agencies or in non-rated equivalents.

The Fund may sell a security when it becomes substantially overvalued, is experiencing deteriorating fundamentals, or in order to implement its investment policy.

Principal Risks
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The following risks could affect the value of your investment:

·  stock market risk, or the risk that the price of securities held by the Fund will fall due to various conditions or circumstances which may be unpredictable;

·  the success of the Fund's investments depends on the portfolio managers' skill in assessing the potential of the securities they buy;

·  the value of any fixed-income security held by the Fund is likely to decline when interest rates rise;

·  credit risk, or the risk that issuers' credit ratings may be lowered or may not make interest and principal payments on time or in full;

·  foreign securities carry additional risks, including currency, natural event and political risks.

Non-Insured: An investment in the Fund is not a deposit of COUNTRY Trust Bank®,

of which the Adviser is a department, and is not insured or guaranteed by the

Federal Deposit Insurance Corporation, the Office of the Comptroller of the

Currency or any other government agency.

Suitability

The Fund may be a suitable investment for you if you:

·  have a long-term investment horizon such as investing for retirement or other future goals

·  can accept the risks of investing in a portfolio of common stocks

·  desire a fund that uses a growth-oriented strategy

·  can tolerate performance which varies from year to year

The Fund may not be suitable for you if you find it difficult to deal with an investment that may go up and down in value.

Bar Chart and Performance Table
The following bar chart provides some indication of the risks of investing in the Fund's Class Y shares (the class of shares with the longest period of annual returns) by showing changes in the Fund's performance from year to year. The bar chart includes the effects of the Fund's expenses, but not sales charges. If sales charges were included the returns would be lower. Class A shares would have substantially similar annual returns because both classes of shares are invested in the same portfolio of securities. Annual returns would differ only to the extent that the classes do not have the same expenses. Unlike the bar chart, the performance table includes the effects of sales charges. The performance table shows how the Fund's average annual returns compare with those of a broad measure of market performance, and includes an additional peer average which consists of funds with similar investment objectives (please refer to the section entitled "Index and Peer Average Descriptions" in the Prospectus

for more information). Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance. Updated performance information is available on the Fund's website at www.countryfinancial.com or by calling the Fund toll-free at 1-800-245-2100.

Annual Total Returns As of 12/31 each year (Class Y)

During the period reflected in the bar chart, for Class Y, the highest return for a quarter was 14.59% for the quarter ended September 30, 2009 and the lowest return for a quarter was -19.52% for the quarter ended December 31, 2008. The year-to-date total return as of September 30, 2011 was -7.04%.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns COUNTRY Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Return Before Taxes Class A Shares	8.06%	1.53%		2.56%	Mar 1, 2002
Class Y	Return Before Taxes Class Y Shares	14.39%	2.69%	2.01%
Class Y After Taxes on Distributions	Return After Taxes on Distributions Class Y Shares	14.04%	2.06%	1.57%
Class Y After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares Class Y Shares	9.78%	2.28%	1.67%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	3.20%	Mar 1, 2002
Lipper Large Cap Core Funds Average	Lipper Large Cap Core Funds Average (reflects no deduction for taxes)	12.94%	1.93%	1.34%	3.03%	Mar 1, 2002

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)

plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may

be higher than the other return figures for the same period, which results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. The Fund's performance presented in the table reflects the effects of the maximum applicable sales charge and the Fund's operating expenses. After-tax returns are shown only for the Fund's Class Y shares and after-tax returns for Class A shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 28, 2011
COUNTRY Growth Fund (Prospectus Summary) | COUNTRY Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Growth Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Growth Fund (the "Fund") seeks growth of capital and dividend income, if any, will be incidental to this objective.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
Class A Shares of the COUNTRY Mutual Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Description of Classes" on page 15 of the Fund's prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
27.45% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.45%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Class A Shares of the COUNTRY Mutual Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for the fee waiver in effect for the first year.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal conditions, the Fund invests at least 80% of its assets in common stocks of well-established, large-capitalization companies (which generally have
 $5 billion of market value or more) that are determined to have above average long-term growth potential. In selecting stocks, the portfolio managers identify factors, both on company-specific and macroeconomic levels, which can provide opportunities for certain firms or industries to achieve above average growth in earnings. Other considerations in stock selection include opportunities for growth in sales, revenues, and cash flow, manageability of debt levels and capital structure, corporate profitability, and competitive position relative to other companies. Additionally, the stock must fit into the existing portfolio scheme and contribute to the overall diversification of the portfolio. This is a growth-oriented strategy. Current income is not a significant factor in stock selection.

The Fund may invest up to 20% of its assets in fixed-income securities of any maturity when the portfolio managers believe the risk/reward characteristics of such issues warrant such action. The fixed-income securities will be rated at the time of purchase within the four highest grades assigned by independent ratings agencies or in non-rated equivalents.

The Fund may sell a security when it becomes substantially overvalued, is experiencing deteriorating fundamentals, or in order to implement its investment policy.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The following risks could affect the value of your investment:

·  stock market risk, or the risk that the price of securities held by the Fund will fall due to various conditions or circumstances which may be unpredictable;

·  the success of the Fund's investments depends on the portfolio managers' skill in assessing the potential of the securities they buy;

·  the value of any fixed-income security held by the Fund is likely to decline when interest rates rise;

·  credit risk, or the risk that issuers' credit ratings may be lowered or may not make interest and principal payments on time or in full;

·  foreign securities carry additional risks, including currency, natural event and political risks.

Non-Insured: An investment in the Fund is not a deposit of COUNTRY Trust Bank®, of which the Adviser is a department, and is not insured or guaranteed by the
Federal Deposit Insurance Corporation, the Office of the Comptroller of the
Currency or any other government agency.

Suitability
The Fund may be a suitable investment for you if you:

·  have a long-term investment horizon such as investing for retirement or other future goals

·  can accept the risks of investing in a portfolio of common stocks

·  desire a fund that uses a growth-oriented strategy

·  can tolerate performance which varies from year to year

The Fund may not be suitable for you if you find it difficult to deal with an investment that may go up and down in value.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of COUNTRY Trust Bank®, of which the Adviser is a department, and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Office of the Comptroller of the Currency or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart provides some indication of the risks of investing in the Fund's Class Y shares (the class of shares with the longest period of annual returns) by showing changes in the Fund's performance from year to year. The bar chart includes the effects of the Fund's expenses, but not sales charges. If sales charges were included the returns would be lower. Class A shares would have substantially similar annual returns because both classes of shares are invested in the same portfolio of securities. Annual returns would differ only to the extent that the classes do not have the same expenses. Unlike the bar chart, the performance table includes the effects of sales charges. The performance table shows how the Fund's average annual returns compare with those of a broad measure of market performance, and includes an additional peer average which consists of funds with similar investment objectives (please refer to the section entitled "Index and Peer Average Descriptions" in the Prospectus
for more information). Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance. Updated performance information is available on the Fund's website at www.countryfinancial.com or by calling the Fund toll-free at 1-800-245-2100.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund's Class Y shares (the class of shares with the longest period of annual returns) by showing changes in the Fund's performance from year to year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-245-2100
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.countryfinancial.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns As of 12/31 each year (Class Y)
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period reflected in the bar chart, for Class Y, the highest return for a quarter was 14.59% for the quarter ended September 30, 2009 and the lowest return for a quarter was -19.52% for the quarter ended December 31, 2008. The year-to-date total return as of September 30, 2011 was -7.04%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Fund's Class Y shares and after-tax returns for Class A shares will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period, which results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. The Fund's performance presented in the table reflects the effects of the maximum applicable sales charge and the Fund's operating expenses.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may
be higher than the other return figures for the same period, which results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. The Fund's performance presented in the table reflects the effects of the maximum applicable sales charge and the Fund's operating expenses. After-tax returns are shown only for the Fund's Class Y shares and after-tax returns for Class A shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
COUNTRY Growth Fund (Prospectus Summary) | COUNTRY Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
COUNTRY Growth Fund (Prospectus Summary) | COUNTRY Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(7.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.52%)
COUNTRY Growth Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.20%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2002
COUNTRY Growth Fund | Lipper Large Cap Core Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Large Cap Core Funds Average (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.94%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2002
COUNTRY Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFee	none
Exchange Fee (by telephone)	rr_ExchangeFee	5
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.07%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.18%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	664
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	906
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,167
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,913
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes Class A Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.53%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.56%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2002
COUNTRY Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFee	none
Exchange Fee (by telephone)	rr_ExchangeFee	5
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.07%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.18%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	377
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	653
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,442
Annual Return 2001	rr_AnnualReturn2001	(6.87%)
Annual Return 2002	rr_AnnualReturn2002	(18.36%)
Annual Return 2003	rr_AnnualReturn2003	25.00%
Annual Return 2004	rr_AnnualReturn2004	7.22%
Annual Return 2005	rr_AnnualReturn2005	4.84%
Annual Return 2006	rr_AnnualReturn2006	10.39%
Annual Return 2007	rr_AnnualReturn2007	6.43%
Annual Return 2008	rr_AnnualReturn2008	(30.84%)
Annual Return 2009	rr_AnnualReturn2009	22.84%
Annual Return 2010	rr_AnnualReturn2010	14.39%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes Class Y Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.69%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.01%
COUNTRY Growth Fund | Class Y | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions Class Y Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.57%
COUNTRY Growth Fund | Class Y | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares Class Y Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.67%

[1]	You pay a deferred sales charge of up to 1.00% on certain redemptions of Class A shares made within 18 months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.
[2]	The Custodian has contractually agreed to waive all custody fees through October 31, 2012.

COUNTRY Bond Fund (Prospectus Summary) | COUNTRY Bond Fund
Bond Fund
Investment Objectives
The Bond Fund (the "Fund") seeks maximum total return consistent with preservation of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the

Class A Shares of the COUNTRY Mutual Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Description of Classes" on page 15 of the Fund's prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees COUNTRY Bond Fund (USD $)	Class A		Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none	[1]	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none		none
Redemption Fees	none		none
Exchange Fee (by telephone)	5		5
[1]	You pay a deferred sales charge of up to 1.00% on certain redemptions of Class A shares made within 18 months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses COUNTRY Bond Fund		Class A	Class Y
Management Fees		0.50%	0.50%
Distribution and/or Service (Rule 12b-1) Fees		0.02%	0.02%
Shareholder Servicing Fee		none	none
Other Expenses	[1]	0.37%	0.37%
Total Annual Fund Operating Expenses		0.89%	0.89%
Fee Waiver/Expense Reimbursement	[2]	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.86%	0.86%
[1]	"Other Expenses" includes Acquired Fund Fees and Expenses ("AFFE"), which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds.
[2]	The Adviser and Custodian have contractually agreed to waive fees and reimburse other Fund expenses until October 31, 2012, so that all custody fees are waived for the Fund and so that total annualized operating expenses do not exceed 0.85% of average daily net assets for the Class A shares of the Fund and 0.85% of average daily net assets for the Class Y shares of the Fund. The fee waiver and expense reimbursement does not apply to acquired funds fees and expenses and may be terminated at any time after October 31, 2012 at the discretion of the service providers. Please note that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement does not correlate to the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus because the audited information in the "Financial Highlights" reflects the operating expenses and does not include indirect expenses such as AFFE.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for the fee waiver in effect for the first year.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example COUNTRY Bond Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	509	694	894	1,472
Class Y	88	281	490	1,093

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was

22.86% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the Fund invests in a portfolio of bonds and other debt obligations (debentures, notes, mortgage-backed and asset-backed) and maintains a market value weighted average maturity of more than five years. Under normal conditions, the Fund invests at least 80% of assets in the following:

·  debt obligations of corporations which are rated within the top three rating categories by independent rating agencies or in non-rated equivalents

·  securities issued by the U.S. Government or its agencies or instrumentalities

·  obligations of international agencies and U.S. dollar denominated foreign debt securities which are rated within the top three rating categories by independent rating agencies or in non-rated equivalents

At least 80% of the value of the Fund's net assets will be invested in bonds

(U.S. Government, corporate and convertible issues). The Fund may invest up to

20% of its net assets in corporate bonds which are rated below the top three rating categories. On occasion, up to 20% of the Fund's net assets may be invested in commercial paper within the two highest rating categories of independent rating agencies. The Fund may invest up to 10% of its assets in securities of foreign issuers. The Fund may also invest in zero coupon U.S.

Government securities.

In managing its portfolio, the portfolio manager attempts to balance sensitivity to interest rate movements with the potential for yields. The Fund invests in securities of longer-term maturities in order to obtain higher yields. Securities with longer maturities, however, tend to be more sensitive to interest rate changes.

The Fund may sell a security when it becomes substantially overvalued, is experiencing deteriorating fundamentals, or in order to implement its investment policy.

Principal Risks
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The following risks could affect the value of your investment:

·  risk that the value of the securities the Fund holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness or an issuer's ability to meet its obligations;

·  call risk or the risk that a bond might be called or forcibly redeemed during a period of declining interest rates;

·  the longer the average maturity of the bonds in the Fund, the more the Fund's share price will fluctuate in response to interest rate changes: if interest rates rise, the value of the bonds will fall;

·  the Fund could lose money if any bonds it owns are downgraded in credit rating or go into default;

·  in some instances, when interest rates fall, mortgage-backed securities may incur prepayments which could adversely affect performance if the Fund is unable to reinvest at the higher interest rates;

·  when interest rates rise, mortgage- and asset-backed securities may extend duration due to lower than projected prepayments which could adversely affect investment returns; and

·  foreign securities risks, including currency, natural event and political risks.

Non-Insured: An investment in the Fund is not a deposit of COUNTRY Trust Bank®,

of which the Adviser is a department, and is not insured or guaranteed by the

Federal Deposit Insurance Corporation, the Office the Comptroller of the

Currency or any other government agency.

Suitability

The Fund may be a suitable investment for you if you seek:

·  a relatively conservative investment for income

·  a bond fund that invests in both corporate and U.S. Government securities

·  a fund to complement a portfolio of more aggressive investments

The Fund may not be a suitable investment for you if you are seeking high growth or maximum income.

Bar Chart and Performance Table
The following bar chart provides some indication of the risks of investing in the Fund's Class Y shares (the class of shares with the longest period of annual returns) by showing changes in the Fund's performance from year to year. The bar chart includes the effects of the Fund's expenses, but not sales charges. If sales charges were included the returns would be lower. Class A shares would have substantially similar annual returns because both classes of shares are invested in the same portfolio of securities. Annual returns would differ only to the extent that the classes do not have the same expenses. Unlike the bar chart, the performance table includes the effects of sales charges. The performance table shows how the Fund's average annual returns compare with those of a broad measure of market performance, and includes an additional peer average which consists of funds with similar investment objectives (please refer to the section entitled "Index and Peer Average Descriptions" in the Prospectus

for more information). Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance. Updated performance information is available on the Fund's website at www.countryfinancial.com or by calling the Fund toll-free at 1-800-245-2100.

Annual Total Returns As of 12/31 each year (Class Y)

During the period reflected in the bar chart, for Class Y shares, the highest return for a quarter was 4.43% for the quarter ended September 30, 2009 and the lowest return for a quarter was -2.16% for the quarter ended June 30, 2004. The year-to-date total return as of September 30, 2011 was 6.24%.

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns COUNTRY Bond Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Return Before Taxes Class A Shares	1.09%	4.78%		4.70%	Mar 1, 2002
Class Y	Return Before Taxes Class Y Shares	5.55%	5.70%	5.56%
Class Y After Taxes on Distributions	Return After Taxes on Distributions Class Y Shares	4.28%	4.09%	3.77%
Class Y After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares Class Y Shares	3.75%	3.94%	3.71%
Barclays Capital U.S. Aggregate Bond Index	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.84%	5.50%	Mar 1, 2002
Lipper Intermediate Investment Grade Debt Funds Average	Lipper Intermediate Investment Grade Debt Funds Average (reflects no deduction for taxes)	7.73%	5.18%	5.34%	5.18%	Mar 1, 2002

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)

plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may

be higher than the other return figures for the same period, which results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. The Fund's performance presented in the table reflects the effects of the maximum applicable sales charge and the Fund's operating expenses. After-tax returns are shown only for the Fund's Class Y shares and after-tax returns for Class A shares will vary.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 28, 2011
COUNTRY Bond Fund (Prospectus Summary) | COUNTRY Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Bond Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objectives
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Bond Fund (the "Fund") seeks maximum total return consistent with preservation of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in the
Class A Shares of the COUNTRY Mutual Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Description of Classes" on page 15 of the Fund's prospectus.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was
22.86% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.86%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Class A Shares of the COUNTRY Mutual Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement does not correlate to the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus because the audited information in the "Financial Highlights" reflects the operating expenses and does not include indirect expenses such as AFFE.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for the fee waiver in effect for the first year.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund invests in a portfolio of bonds and other debt obligations (debentures, notes, mortgage-backed and asset-backed) and maintains a market value weighted average maturity of more than five years. Under normal conditions, the Fund invests at least 80% of assets in the following:

·  debt obligations of corporations which are rated within the top three rating categories by independent rating agencies or in non-rated equivalents

·  securities issued by the U.S. Government or its agencies or instrumentalities

·  obligations of international agencies and U.S. dollar denominated foreign debt securities which are rated within the top three rating categories by independent rating agencies or in non-rated equivalents

At least 80% of the value of the Fund's net assets will be invested in bonds
(U.S. Government, corporate and convertible issues). The Fund may invest up to
20% of its net assets in corporate bonds which are rated below the top three rating categories. On occasion, up to 20% of the Fund's net assets may be invested in commercial paper within the two highest rating categories of independent rating agencies. The Fund may invest up to 10% of its assets in securities of foreign issuers. The Fund may also invest in zero coupon U.S.
Government securities.

In managing its portfolio, the portfolio manager attempts to balance sensitivity to interest rate movements with the potential for yields. The Fund invests in securities of longer-term maturities in order to obtain higher yields. Securities with longer maturities, however, tend to be more sensitive to interest rate changes.

The Fund may sell a security when it becomes substantially overvalued, is experiencing deteriorating fundamentals, or in order to implement its investment policy.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The following risks could affect the value of your investment:

·  risk that the value of the securities the Fund holds will fall as a result of changes in interest rates, an issuer's actual or perceived creditworthiness or an issuer's ability to meet its obligations;

·  call risk or the risk that a bond might be called or forcibly redeemed during a period of declining interest rates;

·  the longer the average maturity of the bonds in the Fund, the more the Fund's share price will fluctuate in response to interest rate changes: if interest rates rise, the value of the bonds will fall;

·  the Fund could lose money if any bonds it owns are downgraded in credit rating or go into default;

·  in some instances, when interest rates fall, mortgage-backed securities may incur prepayments which could adversely affect performance if the Fund is unable to reinvest at the higher interest rates;

·  when interest rates rise, mortgage- and asset-backed securities may extend duration due to lower than projected prepayments which could adversely affect investment returns; and

·  foreign securities risks, including currency, natural event and political risks.

Non-Insured: An investment in the Fund is not a deposit of COUNTRY Trust Bank®, of which the Adviser is a department, and is not insured or guaranteed by the
Federal Deposit Insurance Corporation, the Office the Comptroller of the
Currency or any other government agency.

Suitability
The Fund may be a suitable investment for you if you seek:

·  a relatively conservative investment for income

·  a bond fund that invests in both corporate and U.S. Government securities

·  a fund to complement a portfolio of more aggressive investments

The Fund may not be a suitable investment for you if you are seeking high growth or maximum income.

Risk, Lose Money	rr_RiskLoseMoney	There is the risk that you could lose all or a portion of your money on your investment in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of COUNTRY Trust Bank®, of which the Adviser is a department, and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Office the Comptroller of the Currency or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Bar Chart and Performance Table
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart provides some indication of the risks of investing in the Fund's Class Y shares (the class of shares with the longest period of annual returns) by showing changes in the Fund's performance from year to year. The bar chart includes the effects of the Fund's expenses, but not sales charges. If sales charges were included the returns would be lower. Class A shares would have substantially similar annual returns because both classes of shares are invested in the same portfolio of securities. Annual returns would differ only to the extent that the classes do not have the same expenses. Unlike the bar chart, the performance table includes the effects of sales charges. The performance table shows how the Fund's average annual returns compare with those of a broad measure of market performance, and includes an additional peer average which consists of funds with similar investment objectives (please refer to the section entitled "Index and Peer Average Descriptions" in the Prospectus
for more information). Both the bar chart and table assume reinvestment of dividends and distributions. As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance. Updated performance information is available on the Fund's website at www.countryfinancial.com or by calling the Fund toll-free at 1-800-245-2100.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart provides some indication of the risks of investing in the Fund's Class Y shares (the class of shares with the longest period of annual returns) by showing changes in the Fund's performance from year to year.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-245-2100
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.countryfinancial.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not a prediction of future performance.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns As of 12/31 each year (Class Y)
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period reflected in the bar chart, for Class Y shares, the highest return for a quarter was 4.43% for the quarter ended September 30, 2009 and the lowest return for a quarter was -2.16% for the quarter ended June 30, 2004. The year-to-date total return as of September 30, 2011 was 6.24%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Fund's Class Y shares and after-tax returns for Class A shares will vary.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period, which results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. The Fund's performance presented in the table reflects the effects of the maximum applicable sales charge and the Fund's operating expenses.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may
be higher than the other return figures for the same period, which results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. The Fund's performance presented in the table reflects the effects of the maximum applicable sales charge and the Fund's operating expenses. After-tax returns are shown only for the Fund's Class Y shares and after-tax returns for Class A shares will vary.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2010)
COUNTRY Bond Fund (Prospectus Summary) | COUNTRY Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
COUNTRY Bond Fund (Prospectus Summary) | COUNTRY Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.16%)
COUNTRY Bond Fund | Barclays Capital U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.50%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2002
COUNTRY Bond Fund | Lipper Intermediate Investment Grade Debt Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Lipper Intermediate Investment Grade Debt Funds Average (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.73%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2002
COUNTRY Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFee	none
Exchange Fee (by telephone)	rr_ExchangeFee	5
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.02%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	509
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	694
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	894
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,472
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes Class A Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.09%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.70%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2002
COUNTRY Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fees	rr_RedemptionFee	none
Exchange Fee (by telephone)	rr_ExchangeFee	5
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.02%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.86%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	281
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	490
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,093
Annual Return 2001	rr_AnnualReturn2001	8.04%
Annual Return 2002	rr_AnnualReturn2002	9.59%
Annual Return 2003	rr_AnnualReturn2003	3.79%
Annual Return 2004	rr_AnnualReturn2004	3.87%
Annual Return 2005	rr_AnnualReturn2005	1.98%
Annual Return 2006	rr_AnnualReturn2006	3.41%
Annual Return 2007	rr_AnnualReturn2007	6.72%
Annual Return 2008	rr_AnnualReturn2008	4.16%
Annual Return 2009	rr_AnnualReturn2009	8.73%
Annual Return 2010	rr_AnnualReturn2010	5.55%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes Class Y Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.56%
COUNTRY Bond Fund | Class Y | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions Class Y Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.77%
COUNTRY Bond Fund | Class Y | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares Class Y Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.71%

[1]	You pay a deferred sales charge of up to 1.00% on certain redemptions of Class A shares made within 18 months of purchase if you bought them without an initial sales charge as part of an investment of $1,000,000 or more.
[2]	"Other Expenses" includes Acquired Fund Fees and Expenses ("AFFE"), which are indirect fees and expenses that funds incur from investing in the shares of other mutual funds.
[3]	The Adviser and Custodian have contractually agreed to waive fees and reimburse other Fund expenses until October 31, 2012, so that all custody fees are waived for the Fund and so that total annualized operating expenses do not exceed 0.85% of average daily net assets for the Class A shares of the Fund and 0.85% of average daily net assets for the Class Y shares of the Fund. The fee waiver and expense reimbursement does not apply to acquired funds fees and expenses and may be terminated at any time after October 31, 2012 at the discretion of the service providers. Please note that the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement does not correlate to the Ratio of Expenses to Average Net Assets included in the "Financial Highlights" section of the Prospectus because the audited information in the "Financial Highlights" reflects the operating expenses and does not include indirect expenses such as AFFE.